Consolidated Statements of Operation - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross margin
General and administrative expenses	$ 2,470,314	$ 826,307
Loss from operations	(2,670,365)	(1,026,307)
(Loss) income before income tax expense	(1,976,046)	2,447,690
Income tax expense	120,449	675,854
Net (loss) income	(2,096,495)	1,771,836
Net (loss) income attributable to Landsea Homes Incorporated	(9,084,000)	22,391,000	$ 36,706,000
Landsea Homes [Member]
Revenue
Total revenue	734,608,000	630,988,000	378,617,000
Cost of sales
Total cost of sales	639,737,000	531,529,000	306,304,000
Inventory impairments	3,413,000	0	0
Gross margin
Total gross margin	94,871,000	99,459,000	72,313,000
Sales and marketing expenses	48,100,000	26,522,000	16,266,000
General and administrative expenses	42,598,000	34,884,000	26,313,000
Total operating expenses	90,698,000	61,406,000	42,579,000
Loss from operations	4,173,000	38,053,000	29,734,000
Other income (expense), net	80,000	(1,602,000)	(993,000)
Equity in net (loss) income of unconsolidated joint ventures (including related party interest of $1,146, $1,908, and $4,095, respectively)	(16,418,000)	(7,901,000)	13,018,000
Impairment of real estate held for sale			(440,000)
(Loss) income before income tax expense	(12,165,000)	28,550,000	41,319,000
Income tax expense	(3,081,000)	6,159,000	4,613,000
Net (loss) income	(9,084,000)	22,391,000	36,706,000
Net (loss) income attributable to noncontrolling interests	(133,000)	5,191,000	7,522,000
Net (loss) income attributable to Landsea Homes Incorporated	$ (8,951,000)	$ 17,200,000	$ 29,184,000
Earnings (loss) per share:
Basic and diluted	$ (8,951)	$ 17,200	$ 29,184
Weighted average shares outstanding:
Basic and diluted	1,000	1,000	1,000
Landsea Homes [Member] | Home Sales [Member]
Revenue
Total revenue	$ 734,608,000	$ 568,872,000	$ 347,828,000
Cost of sales
Total cost of sales	636,324,000	478,054,000	278,976,000
Gross margin
Total gross margin	94,871,000	90,818,000	68,852,000
Landsea Homes [Member] | Lot Sales [Member]
Revenue
Total revenue	0	62,116,000	30,789,000
Cost of sales
Total cost of sales	0	53,475,000	27,328,000
Gross margin
Total gross margin	$ 0	$ 8,641,000	$ 3,461,000